Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

	Fair value measurements at reporting date using
		Quoted prices in	Significant
		Active markets	Other	Significant
		For identical	Observable	Unobservable
	December 31	Assets	Inputs	Inputs
	2015	(Level 1)	(Level 2)	(Level 3)
Assets:
Fair value of derivatives	205	-	205	-

Total	205	-	205	-

Liabilities
Fair value of derivatives	262	-	262	-
Contingent consideration in respect
of acquisition	422	-	-	422
	684	-	262	422

	Fair value measurements at reporting date using
		Quoted prices in	Significant
		Active markets	Other	Significant
		For identical	Observable	Unobservable
	December 31	Assets	Inputs	Inputs
	2014	(Level 1)	(Level 2)	(Level 3)
Assets
Trading securities	613	613	-	-
Available-for-sale securities:
Corporate debentures	7,442	7,442	-	-
US government or government	915	915	-	-
Fair value of derivatives	1,182	-	1,182	-

Total	10,152	8,970	1,182	-

Liabilities
Fair value of derivatives	2,391	-	2,391	-
Contingent consideration in respect
of acquisition	3,550	-	-	3,550
	5,941	-	2,391	3,550